Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Beginning balance	$ 100,288	$ 47,255
Additions		53,033
Ending balance	100,288	100,288
Beginning balance	(5,593)	(3,395)
Additions	(3,184)	(2,198)
Ending balance	(8,777)	(5,593)
Net amount	91,511	94,695	$ 209,238
Equipment [Member]
Beginning balance	10,047	8,850
Additions		1,197
Ending balance	10,047	10,047
Beginning balance	(3,785)	(2,254)
Additions	(1,626)	(1,531)
Ending balance	(5,410)	(3,785)
Net amount	4,636	6,262
Product Molds [Member]
Beginning balance	65,708	37,243
Additions		28,465
Ending balance	65,708	65,708
Beginning balance
Additions
Ending balance
Net amount	65,708	65,708
Computers [Member]
Beginning balance	1,162	1,162
Additions
Ending balance	1,162	1,162
Beginning balance	(1,162)	(1,141)
Additions		(21)
Ending balance	(1,162)	(1,162)
Net amount
Leasehold Improvements [Member]
Beginning balance	23,371
Additions		23,371
Ending balance	23,371	23,371
Beginning balance	(646)
Additions	(1,558)	(646)
Ending balance	(2,204)	(646)
Net amount	$ 21,167	$ 22,725